Exhibit 99.1

World Omni Auto Receivables Trust 2025-A
Monthly Servicer Certificate
February 28, 2025

Dates Covered
Collections Period	02/01/25 - 02/28/25
Interest Accrual Period	02/18/25 - 03/16/25
30/360 Days	30
Actual/360 Days	27
Distribution Date	03/17/25

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/25	1,189,412,104.78	44,552
Yield Supplement Overcollateralization Amount 01/31/25	77,062,681.57	0
Receivables Balance 01/31/25	1,266,474,786.35	44,552
Principal Payments	41,869,460.38	807
Defaulted Receivables	192,572.06	4
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/25	73,602,608.37	0
Pool Balance at 02/28/25	1,150,810,145.54	43,741

Pool Statistics	$ Amount	# of Accounts
Pool Factor	93.78%
Prepayment ABS Speed	1.70%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	6,802,713.81	217
Past Due 61-90 days	1,442,292.83	41
Past Due 91-120 days	0.00	0
Past Due 121+ days	0.00	0
Total	8,245,006.64	258

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.67%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.12%
Delinquency Trigger Occurred	NO

Recoveries	114,286.40
Aggregate Net Losses/(Gains) - February 2025	78,285.66
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.07%
Prior Net Losses/(Gains) Ratio	0.05%
Second Prior Net Losses/(Gains) Ratio	N/A
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.01%

Overcollateralization Target Amount	10,357,291.31
Actual Overcollateralization	10,357,291.31
Weighted Average Contract Rate	6.61%
Weighted Average Contract Rate, Yield Adjusted	9.52%
Weighted Average Remaining Term	59.47

Flow of Funds	$ Amount
Collections	48,880,611.25
Investment Earnings on Cash Accounts	15,328.26
Servicing Fee	(1,055,395.66)
Transfer to Collection Account	-
Available Funds	47,840,543.85

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,219,174.09
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	13,900,398.69
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	18,380,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,357,291.31
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	748,875.26

Total Distributions of Available Funds	47,840,543.85

Servicing Fee	1,055,395.66
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 02/18/25	1,183,090,544.23
Principal Paid	42,637,690.00
Note Balance @ 03/17/25	1,140,452,854.23

Class A-1
Note Balance @ 02/18/25	199,130,544.23
Principal Paid	42,637,690.00
Note Balance @ 03/17/25	156,492,854.23
Note Factor @ 03/17/25	64.8271973%

Class A-2a
Note Balance @ 02/18/25	309,760,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	309,760,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-2b
Note Balance @ 02/18/25	110,000,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	110,000,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-3
Note Balance @ 02/18/25	419,760,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	419,760,000.00
Note Factor @ 03/17/25	100.0000000%

Class A-4
Note Balance @ 02/18/25	89,300,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	89,300,000.00
Note Factor @ 03/17/25	100.0000000%

Class B
Note Balance @ 02/18/25	36,760,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	36,760,000.00
Note Factor @ 03/17/25	100.0000000%

Class C
Note Balance @ 02/18/25	18,380,000.00
Principal Paid	0.00
Note Balance @ 03/17/25	18,380,000.00
Note Factor @ 03/17/25	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,453,978.59
Total Principal Paid	42,637,690.00
Total Paid	47,091,668.59

Class A-1
Coupon	4.41100%
Interest Paid	658,773.62
Principal Paid	42,637,690.00
Total Paid to A-1 Holders	43,296,463.62

Class A-2a
Coupon	4.49000%
Interest Paid	1,159,018.67
Principal Paid	0.00
Total Paid to A-2a Holders	1,159,018.67

Class A-2b
SOFR Rate	4.33864%
Coupon	4.66864%
Interest Paid	385,162.80
Principal Paid	0.00
Total Paid to A-2b Holders	385,162.80

Class A-3
Coupon	4.73000%
Interest Paid	1,654,554.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,654,554.00

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	3.6348327
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	34.7960518
Total Distribution Amount	38.4308845

A-1 Interest Distribution Amount	2.7289711
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	176.6267191
Total A-1 Distribution Amount	179.3556902

A-2a Interest Distribution Amount	3.7416667
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	3.7416667

A-2b Interest Distribution Amount	3.5014800
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	3.5014800

A-3 Interest Distribution Amount	3.9416667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	3.9416667

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	326.01
Noteholders' Third Priority Principal Distributable Amount	431.08
Noteholders' Principal Distributable Amount	242.91

Account Balances	$ Amount
Reserve Account
Balance as of 02/18/25	3,063,404.27
Investment Earnings	9,979.53
Investment Earnings Paid	(9,979.53)
Deposit/(Withdrawal)	-
Balance as of 03/17/25	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27